Supplementary information on oil and gas activities (unaudited) - Summary of reconciliation of the company's reserves (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022 MMBbls	Dec. 31, 2022 Bcf	Dec. 31, 2021 Bcf MMBbls	Dec. 31, 2022 MMBbls	Dec. 31, 2022 Bcf	Dec. 31, 2021 MMBbls	Dec. 31, 2021 Bcf	Dec. 31, 2021 $ / bbl	Dec. 31, 2021 $ / ft³	Dec. 31, 2020 MMBbls Bcf
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Percentage working interest acquired	50.00%
Natural gas consumption percentage	11.10%	11.10%	11.10%	12.90%							13.50%
Revised volume of oil for better performance | MMBbls					(0.3)
Revised voume of gas for better performance						0.1
Increase in proved developed oil reserves							53.5	53.7
Increase in proved undeveloped oil reserves					0.34	0.02
Proved developed and undeveloped reserves revisions of previous estimates increase decrease of oil | MMBbls		65.4
Proved developed and undeveloped reserves, revisions of previous estimates of gas			62
Jagüel de ios machos [member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised volume of oil for better performance | MMBbls					0.12
Revised voume of gas for better performance						0.13
Land [member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of combined effect					0.62	0.38
Volume of price revisions					0.75	2.54
Natural Gas [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revisions of previous estimates			0.9
Volume of price revisions						0.96
Vaca Muerta | Developed reserve
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance					2.75	0.89
Vaca Muerta | Undeveloped reserve
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance					14.08	13.91
Venture agreement [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Percentage of Sale of Interest in Oil Gas Properties	10.00%			10.00%
Oil And Gas Producing Activities [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revisions of previous estimates | MMBbls				3.8
Purchases of proved reserves in place | MMBbls				2.2
Proved Developed Oil Reserves Purchases or Sales Changes		2	2.4
Oil And Gas Producing Activities [Member] | Venture agreement [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Purchases of proved reserves in place | MMBbls				1.4
Consumption Plus Natural Gas Sales In BCF [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance								5.4
Purchases of proved reserves in place				1.9
Proved Developed Oil Reserves Purchases or Sales Changes		1.7	2
Consumption Plus Natural Gas Sales In BCF [Member] | Venture agreement [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Purchases of proved reserves in place				1
Crude Oil
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revisions of previous estimates | MMBbls		9.1
Volume of price revisions | MMBbls					0.58
Revisions Due To Performance Of Pd Oil And Condensate Reserves [Member] | Vaca Muerta Unconventional Reservior [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance						4.1
Increased Prices of Liquid Hydrocarbon [Member] | Oil And Gas Producing Activities [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised voume of gas for better performance | MMBbls							3.3
Increased Prices of Liquid Hydrocarbon [Member] | Oil And Gas Producing Activities [Member] | Condensate and C5 Plus [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised price per barral | $ / bbl									54.99
Price Per Barrel				41.97
Increased Prices of Liquid Hydrocarbon [Member] | Oil And Gas Producing Activities [Member] | Liquefied Petroleum Gas [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised price per barral | $ / bbl									26.87
Price Per Barrel				19.16
Revision of Type Curve of Proved Undeveloped Reserves [Member] | Consumption Plus Natural Gas Sales In BCF [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance								4.9
Enhanced Performance of Gas Wells [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance						0.04
Extension of Economic Cap [Member] | Consumption Plus Natural Gas Sales In BCF [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance								5.8
Commercial gas per cubic feet | $ / ft³										2.81
Revised Commercial gas per cubic feet | $ / ft³										3.92
Enhanced performance of oil wells
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance | MMBbls					0.05
Coirn Amargo Norte [Member] | Oil And Gas Producing Activities [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised voume of gas for better performance | MMBbls							0.4
Bajada Del Palo Oeste Concession [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Increase in proved developed oil reserves							46.2	46.5
Bajada Del Palo Oeste Concession [Member] | Trafigura Agreement [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Increase in proved developed oil reserves							7.3	7.2
Bajada Del Palo Oeste Concession [Member] | Oil And Gas Producing Activities [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Purchases of proved reserves in place | MMBbls				0.9
Bajada Del Palo Oeste Concession [Member] | Consumption Plus Natural Gas Sales In BCF [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Purchases of proved reserves in place				0.9
Bajada Del Palo Oeste Concession [Member] | Vaca Muerta Unconventional Reservior [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised volume of oil for better performance | MMBbls					0.9
Bajada Del Palo Oeste Concession [Member] | Revisions Due To Performance Of Pd Oil And Condensate Reserves [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised volume of oil for better performance | MMBbls					0.3
Voume of gas for better performance						(6)
Bajada Del Palo Oeste Concession [Member] | Revisions Due To Performance Of Pd Oil And Condensate Reserves [Member] | Conventional Reservoir [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance | MMBbls					1.1
Bajada Del Palo Oeste Concession [Member] | Revisions Due To Performance Of Pud Reserves [Member] | Top of range [member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised voume of gas for better performance						1.6
Bajada Del Palo Oeste Concession [Member] | Revisions Due To Performance Of Pud Reserves [Member] | Conventional Reservoir [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised voume of gas for better performance						8.3
Bajada Del Palo Oeste Concession [Member] | Revision Of Previous Estimates Material Increments [Member] | Vaca Muerta Unconventional Reservior [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised voume of gas for better performance											2
Bajada Del Palo Oeste Concession [Member] | Revision of Type Curve of Proved Undeveloped Reserves [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance | MMBbls					0.87
Revised volume of oil for better performance | MMBbls					0.28						1.1
Entre Lomas Rio Negro Concession [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised volume of oil for better performance | MMBbls					0.31
Voume of gas for better performance						4.81
Revised voume of gas for better performance						1.34
Entre Lomas Rio Negro Concession [Member] | Oil And Gas Producing Activities [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised voume of gas for better performance | MMBbls							0.5
Entre Lomas Rio Negro Concession [Member] | Revisions Due To Performance Of Pd Oil And Condensate Reserves [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance						(15.5)
Entre Lomas Rio Negro Concession [Member] | Revisions Due To Performance Of Pud Reserves [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised voume of gas for better performance						(3)
Charco Del Palenque Concession [Member] | Revisions Due To Performance Of Pud Reserves [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised volume of oil for better performance | MMBbls					0.4
Revised voume of gas for better performance						(0.5)
Jaguel De Los Machos Concession [Member] | Revisions Due To Performance Of Pud Reserves [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised volume of oil for better performance | MMBbls					(0.1)
Revised voume of gas for better performance						(0.1)
De Mayo Medanito Se Concession Twenty Five [Member] | Oil And Gas Producing Activities [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised voume of gas for better performance | MMBbls							0.6
De Mayo Medanito Se Concession Twenty Five [Member] | Revisions Due To Performance Of Pud Reserves [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised volume of oil for better performance | MMBbls					(0.3)
Bajada Del Palo Oeste Shale Oil Project [Member] | Oil And Gas Producing Activities [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised voume of gas for better performance | MMBbls							0.6
Bajada Del Palo Oeste Conventional Block [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance | MMBbls					4.78
Voume of gas for better performance						4.83
Revised voume of gas for better performance						2.52
Bajada Del Palo Oeste Conventional Block [Member] | Developed reserve
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance					13.44	12.3
Bajada Del Palo Oeste Conventional Block [Member] | Undeveloped reserve
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance					2.71	1.39
Bajada Del Palo Oeste Conventional Block [Member] | Vaca Muerta
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance | MMBbls					2.54
Bajada Del Palo Oeste Conventional Block [Member] | Revisions Due To Performance Of Pd Oil And Condensate Reserves [Member] | Vaca Muerta Unconventional Reservior [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance | MMBbls					2.1
Bajada Del Palo Oeste Conventional Block [Member] | Revision of Type Curve of Proved Undeveloped Reserves [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance						1
Bajada Del Palo Oeste Conventional Block [Member] | Lower Performance of Gas Wells [Member] | Consumption Plus Natural Gas Sales In BCF [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance								1.8
Lotena Conventional Formation [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised voume of gas for better performance						2.21
Bajada Del Palo Oeste Unconventional wells [Member] | Oil And Gas Producing Activities [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Revised voume of gas for better performance | MMBbls							2.6
Bajada Del Palo Oeste Unconventional wells [Member] | Enhanced Performance of Gas Wells [Member] | Consumption Plus Natural Gas Sales In BCF [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance								2.9
Borde Montuoso conventional wells [Member] | Lower Performance of Gas Wells [Member] | Consumption Plus Natural Gas Sales In BCF [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance								4
Charco Bayo gas wells in ELo Ro Negro [Member] | Lower Performance of Gas Wells [Member] | Consumption Plus Natural Gas Sales In BCF [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance								2.3
Conventional fields [Member] | Lower Performance of Gas Wells [Member] | Consumption Plus Natural Gas Sales In BCF [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Voume of gas for better performance								1.1
Aguada Federal Concession [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Percentage working interest acquired				50.00%
Aguada Federal Concession [Member] | Developed reserve
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance					7.73	8.36
Aguada Federal Concession [Member] | Undeveloped reserve
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil and gas for better performance					24.69	25.15
Aguada Federal Concession [Member] | Oil And Gas Producing Activities [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Purchases of proved reserves in place | MMBbls				0.1
Mayo medanito
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Volume of oil for better performance					0.05	0.02